Indefinite-Lived Intangible Assets (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Nov. 26, 2022	Nov. 27, 2021	Nov. 26, 2022	Nov. 27, 2021	Feb. 26, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Indefinite lived tradenames and trademarks	$ 13,400		$ 13,400		$ 16,300
Impairments of indefinite lived intangible assets	$ 0	$ 200	$ 2,900	$ 2,900